SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C.  20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            //

      Pre-Effective Amendment No.  1                               / X /
      Post-Effective Amendment No.                                 /    /

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT            / /
OF 1940
      Amendment No.            1                                   / X /

                       (Check appropriate box or boxes.)

               Frank Funds - File Nos. 333-113657 and 811-21532
              (Exact Name of Registrant as Specified in Charter)

                     6 Stacy Court, Parsippany, NJ  07054
             (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code:  973-887-7698

                 Alfred C. Frank, Frank Capital Partners LLC
                     6 Stacy Court, Parsippany, NJ  07054
                    (Name and Address of Agent for Service)

                                 With copy to:
                     JoAnn M. Strasser, Thompson Hine LLP
            312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202


Approximate Date of Proposed Public Offering:  April 1, 2004

It is proposed that this filing will become effective:
/   / immediately upon filing pursuant to paragraph (b)
/   /on (date) pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (date) pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                              P R O S P E C T U S



                            ________________, 2004



                               FRANK VALUE FUND

                                 6 Stacy Court
                       Parsippany, New Jersey 07054-3347
            Telephone: (973) 887-7698    Toll Free: (866) 706-9790
                      Website: http://www.frankfunds.com


                   INVESTMENT ADVISER:  Frank Capital Partners LLC


























      The Securities & Exchange Commission has not approved or disapproved the securities offered in this Prospectus and has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.






                              TABLE OF CONTENTS:

RISK/RETURN SUMMARY
      Investment Objective
      Principal Investment Strategies
      Principal Investment Risks
      Is the Fund Right for You?
      Risk/Return Bar Chart and Table

FEES & EXPENSES

MANAGEMENT OF THE FUND

PURCHASING FUND SHARES
      Determination of Net Asset Value
      Purchasing Fund Shares
      Opening an Account

REDEEMING FUND SHARES
      Redemption Requirements
      Redemption Price
      Redemption Fee
      Payment of Redemption Proceeds

DIVIDENDS, DISTRIBUTIONS AND TAXES
      Dividends and Distributions
      Taxes

PRIVACY POLICY

MORE INFORMATION














                              RISK/RETURN SUMMARY



INVESTMENT OBJECTIVE

      The Fund's investment objective is to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES



      The Fund's principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund's adviser, Frank Capital Partners LLC, believes are underpriced based on the company's intrinsic value. The adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets.

      The adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as:

         {circle}price-to-earnings, price-to-book value and price-to-cash  flow ratios;
         {circle}the discounted value of future cash flows;
         {circle}acquisition values of similar companies; and {circle}the value stockholders would receive if the company was liquidated.

      The adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings. The adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company's intrinsic value.



      The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The adviser believes financial markets place undue emphasis on a firms' income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The adviser sells common stocks when the market price exceeds its estimate of intrinsic value.

      The Fund's investments will not be limited to particular sectors (for example, technology), although from time to time the Fund may be invested more heavily in a particular sector if the adviser determines that companies in that sector present the best value. This may include investments in sectors that are economically depressed. The term "sector" refers to a particular group of companies that are in the same industry. Companies in the technology sector, for example, include software, networking, semiconductor and biotechnology companies.

      In addition to investing in companies whose operations have not undergone significant change, the adviser looks at "special situation" companies to find value stocks. Special situations include: spin-offs, companies recently emerging from bankruptcy, and merger securities. A spin-off is when a parent company separates a subsidiary from the parent by organizing it as an independent company and distributing shares of common stock in the subsidiary to its shareholders or through an initial public offering. The adviser believes that these new stocks can be underpriced due to lack of analyst coverage, the small size of the spin-off, and initial selling by institutional shareholders that receive stock in the spin-off. The Fund will purchase stock of spin-offs only from other investors subsequent to the initial offering. In the case of companies recently emerging from bankruptcy, bondholders who receive common stock in the reorganization often control the company. It is the adviser's belief that these bondholders may sell their stock immediately without regard to value, creating possible investment opportunities. Finally, companies sometimes issue special securities in conjunction with a merger or acquisition. The adviser believes these securities are often misunderstood by investors and under-followed by analysts, leading to possible investment opportunities.





PRINCIPAL INVESTMENT RISKS

      Management Risk / Lack of Experience: The main risk of investing in the Fund is that the adviser's strategy of investing in undervalued securities may fail. The adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors. The adviser is a recently formed company and has no experience managing a mutual fund. This lack of experience may result in recommendations of securities that cause the Fund to under-perform or lose money.



      Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stock holders; therefore the Fund could lose money if a company in which it invests becomes financially distressed.



      Market Risk Disclosure: Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.



      Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions. Merger securities may encounter complications arising from the expected transaction. Finally, the adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

      Small Capitalization Risk: Because the Fund may invest in smaller capitalization companies, the Fund will be subject to additional risks.

{circle}The earnings and prospects of smaller companies are more  volatile than larger companies.
{circle}Smaller  companies  may  experience  higher  failure rates than  larger companies.
{circle}The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
{circle}Smaller companies may have limited markets, product lines or financial resources and may lack management experience.


      Mid-Capitalization Risk: Because the Fund may invest in mid-capitalization companies, the Fund may be subject to additional risks. {circle}The earnings of mid-capitalization companies may be more volatile than larger companies.
{circle}Mid-capitalization  companies  may experience higher failure rates than larger companies.
{circle}Mid-capitalization companies may have smaller lower market share and fewer product lines than larger companies or may lack management experience.

      Sector Risk: If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.


      No History of Operations: The Fund is a new mutual fund and has no history of operation. Therefore, investors cannot judge the adviser by its track record managing a mutual fund.



      Non-diversification Risk: The Fund is non-diversified. This means that the Fund may not own as many securities as a diversified mutual fund of the same size. Non-diversification gives the Fund more flexibility to focus its investments in the most attractive companies identified by the adviser. However, due to the smaller number of security holdings, the appreciation or depreciation of a single stock may have a greater impact on the Fund's share price. As a result, this investment strategy can produce more fluctuation in the Fund's value than a diversified mutual fund.



IS THE FUND RIGHT FOR YOU?

      The Fund may be appropriate for investors seeking long-term capital appreciation. Investors should be willing to commit for investment periods of three to five years and able tolerate fluctuations in the value of their investment due to market volatility. The Fund best suits investors who desire exposure to the stock market using a value strategy.

RISK/RETURN BAR CHART AND TABLE



       This section normally would include a bar chart and average annual total return table. This information is not included because the Fund has not commenced operations as of the date of this prospectus and the Fund does not have a full calendar year of investment returns.



                               FEES AND EXPENSES



      The following table describes fees and expenses that you may pay if you buy and hold Fund shares.

      SHAREHOLDER FEES (fees paid directly from your investment)

      Redemption Fee on shares held less than 5 business days2.00%

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

      Management Fees:                                       1.50%
      Other Expenses: 1,2                                    0.00%
      Total Annual Fund Operating Expenses:                  1.50%

1 Since the Fund is new fund, Other Expenses are based on estimated amounts for the current fiscal year.
2 The adviser pays all of the operating expenses of the Fund with the exception of brokerage commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short)and extraordinary expenses.


      Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

                           1 year            3 years
                           $  158            $  489



TEMPORARY DEFENSIVE POSITIONS

      In certain circumstances, such as to maintain liquidity, to meet unusually large redemptions, when the adviser believes that market conditions are unfavorable for profitable investing, or when the adviser is otherwise unable to locate attractive investment opportunities, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies For example, the Fund may hold all or a portion of its assets cash, money market instruments or money market funds. If the Fund invests in shares of a money market fund or other investment company, the shareholders of that Fund will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective, and the Fund may pay higher commissions as a result of increased portfolio turnover.



                            MANAGEMENT OF THE FUND

      Investment adviser: Frank Capital Partners LLC (FCP) is a New Jersey limited liability company located at 6 Stacy Court, Parsippany, New Jersey that has acted as the investment adviser of the Fund since its inception in 2004. FCP also provides investment advisory services to individual clients, including high net worth individuals. FCP has adopted an allocation policy to ensure that investment opportunities are fairly and equitably allocated among clients so as not to favor any client or group of clients over any other. FCP has been in existence since June 27, 2003. FCP has no prior experience in advising a registered investment company, such as the Fund, nor does FCP have any other experience as a registered investment adviser.

      FCP has two portfolio managers: Mr. Alfred C. Frank, the President, and Mr. Brian J. Frank, the Chief Financial Officer (CFO). Alfred and Brian Frank are FCP's founders, sole owners, officers, and directors. Both have acted as the Fund's portfolio managers since its inception. From 1998 to the present, both advised several portfolios for family members, although they did not receive compensation. Alfred Frank has served as President of FCP since its founding in June 2003. Prior to that time, Alfred Frank worked as a research analyst at Manley Asset Management from May 2003 to August 2003. From January 2002 to April 2002, Alfred Frank was a broker assistant at Hennion & Walsh, a fixed income brokerage firm. Prior to joining Hennion & Walsh, Alfred Frank was employed as a computer consultant by Universal Access Consulting from August 1999 to December 1999. From January 1999 to May 1999, Alfred Frank worked as a programmer with Herzog, Heine, Geduld, an NASDAQ Market Maker. Alfred Frank has passed the Series 65 exam and is a Level II candidate in the Chartered Financial Analyst program.

      Brian Frank is FCP's Chief Financial Officer, a position he assumed in June 2003. Prior to that time, Brian Frank worked as an intern at Lightyear Capital, a private equity fund from April 2002 to April 2003, and as an intern with Public Service Electric and Gas Utility Company from May 2001 to August 2001. Brian has been attending New York University since August 2000. Brian has passed the Series 65 exam. Both Alfred and Brian managed an investment partnership from October 2002 to October 2003. They were the sole investors in the partnership and did not receive any compensation.

      The Fund is authorized to pay the adviser a fee equal to 1.50% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short) and extraordinary expenses. In this regard, it should be noted that most mutual funds pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser.


                           PURCHASING FUND SHARES /



DETERMINATION OF NET ASSET VALUE

      Shares of the Fund are sold at net asset value ("NAV"). The Fund's NAV per share is determined by adding the value of all the Fund's securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding. The Fund's NAV changes every day. The NAV is determined each business day following the close of trading on the the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time ("ET"))Monday through Friday, exclusive of Dr. Martin Luther King Jr. Day , Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas Day and New Year's Day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, the Fund's NAV will be calculated as of the time the NYSE closes.

      Securities held by the Fund for which market quotations are readily available are valued at current market value. Other securities and assets shall be valued at fair value as determined by the adviser, acting under delegated authority from, and under the supervision of, the Fund's Board of Trustees.

PURCHASING FUND SHARES

      Purchase requests received by the Fund's transfer agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day. Purchase requests received by the Fund's transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day. The Fund reserves the right at its sole discretion to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund.







OPENING AN ACCOUNT

      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.



INITIAL INVESTMENTS: When making your initial purchase request, make sure your request is in good order. "Good order" means that your purchase request includes the name of the purchaser, the dollar amount of shares to be purchased, a completed account application, and a check payable to the Frank Value Fund.



Mail the application and check to:

U.S. Mail:Frank Value Fund             Overnight: Frank Value Fund
c/o Mutual Shareholder Services Inc.   c/o  Mutual  Shareholder  Services Inc.
         8869 Brecksville Rd. Suite C             8869 Brecksville Rd. Suite C
         Brecksville, OH     44141                Brecksville, OH     44141

      Initial purchase of shares of the Fund may be made by application submitted to the Fund's transfer agent by mail or in person. A check made out to the Frank Value Fund for the initial share purchase should be included with the account application. The minimum purchase of shares is $3,000. For the convenience of investors, an Account Application is included in every request for a Prospectus. To receive this information, visit our website at http://www.frankfunds.com, call the Fund's transfer agent toll free: 1-800-869-1679 or write to:



            Frank Value Fund
            c/o Mutual Shareholder Services Inc.
            8869 Brecksville Rd. Suite C
            Brecksville, OH     44141

      You also may make your initial purchase by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Fund's transfer agent at 1-800-869-1679 to notify the Fund of your purchase and obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      U.S. Bank
      ABA# 101000695
      Attn: Frank Value Fund
      D.D.A. # ______________
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)

          Wire orders will be accepted only on a day on which the Fund, the custodian and the transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


      The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interest of the Fund.

      The Fund issues only book-entry  shares.   Therefore,  share certificates
will not be issued.

      SUBSEQUENT PURCHASES: Subsequent purchases may be made by mail, wire, or in person. A subsequent purchase is in good order when your purchase request includes the name of the account holder, the dollar amount of shares to be purchased, and a check payable to the Frank Value Fund. The minimum subsequent purchase is $100. You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Fund's transfer agent, at 1-800-869-1679 to notify the Fund of your purchase. After notifying the Fund, initiate a wire transfer to the following wire address:



      U.S. Bank
      ABA# 101000695
      Attn: Frank Value Fund
      D.D.A. # ______________
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)


                             REDEEMING FUND SHARES

REDEMPTION REQUIREMENTS:

      Shareholders may redeem all or any part of their shares on any day the Fund is open for business. To sell Fund shares, send written instructions, signed by the shareholder(s) with the proper signature guarantee, if applicable, to:



U.S. Mail:Frank Value Fund             Overnight: Frank Value Fund
c/o Mutual Shareholder Services Inc.   c/o  Mutual  Shareholder  Services Inc.
         8869 Brecksville Rd., Suite C            8869 Brecksville Rd., Suite C
         Brecksville, OH     44141                Brecksville, OH     44141

      A   signature   guarantee  is  designed  to  protect  the  Fund  and  its
shareholders from fraud. A signature guarantee is required to redeem shares in the following situations:

          {circle}The redemptions is for more than $25,000.

          {circle}The redemption proceeds are to be paid to someone other than the registered owner of the shares.

          {circle}The proceeds are to be mailed to an address other than the registered address of record.

          {circle}A change of address request has been received by the Transfer
             Agent within the last 15 days.

          {circle}Ownership of the Account has changed.

      A signature guarantee verifies the authenticity of the shareholders signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in the STAMP program (a Securities Transfer Agents Medallion Program) or the Stock Exchange Medallion Program. Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and NASD member firms.

REDEMPTION PRICE

      The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares, minus the amount of any applicable redemption fee. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

REDEMPTION FEE

      A shareholder who redeems shares within five business days of purchase, will pay a redemption fee of 2.00% of the value of the shares redeemed. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain corporate retirement plans or as part of a rebalancing program, such as wrap accounts. The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in the Fund's asset level and cash flow caused by short-term shareholder trading.

REDEMPTION PAYMENT

      Payment by the Fund will be made no later than 7 days after tender. However, the Fund may suspend the right of redemption or postpone the date of payment if: The NYSE is closed for other than customary weekend or holiday closings, trading on the NYSE is restricted as determined by the Securities and Exchange Commission ("SEC"), the SEC has permitted such postponement, or the SEC has determined that an emergency exists. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind. It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution. Shareholders would also have continuing market risk by holding these securities. The Fund will not issue in kind redemptions using illiquid securities.



                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

TAXES

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.



                                PRIVACY POLICY

      The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

{circle}Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
{circle}Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



                             FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Fund's policies and operations. Annual and semi-annual reports will contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund's transfer agent toll free: 1-800-869-1679 to request free copies of the SAI and the Funds' annual and semi-annual reports or to request other information about the Funds and to make shareholder inquiries. You may also visit our website at http://www.frankfunds.com for this information.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      WHY YOU SHOULD READ THIS PROSPECTUS

      Every attempt has been made to present the objectives, risks and strategies of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future references.

SEC file number 811-21532


                               FRANK VALUE FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               __________, 2004

      This Statement Of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated __________, 2004. A free copy of the Prospectus can be obtained by writing the transfer agent at Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, or by calling 1-800-869-1679. The Fund's prospectus is incorporated by reference in this SAI.





                               TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
      Non-Principal Investment Strategies and Risks
      Investment Restrictions

MANAGEMENT OF THE FUND

CODE OF ETHICS

DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
      Control Persons
      Principal Holders
      Management Ownership

INVESTMENT ADVISORY AND OTHER SERVICES
      Investment Adviser
      Custodian
      Fund Services
      Independent Auditors

BROKERAGE ALLOCATION AND OTHER PRACTICES


PURCHASE, REDEMPTION, AND PRICING OF SHARES
      Purchase of Shares
      Pricing of Shares

TAX CONSEQUENCES

TAXATION OF THE FUND


FINANCIAL STATEMENTS


                     DESCRIPTION OF THE TRUST AND THE FUND

      The Frank Value Fund (the "Fund") was organized as a non-diversified series of the Frank Funds (the "Trust") on February 12, 2004 and commenced operations on ________________2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 12, 2004 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Frank Capital Partners LLC (the "Adviser" or "FCP").

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

              ADDITIONAL INOFRMATION ABOUT THE FUND'S INVESTMENTS

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

      All principal investment strategies and risks are discussed in the prospectus. Additional non-principal strategies and risks are discussed here.

CORPORATE DEBT SECURITIES are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Fund.

      The Fund may also purchase lower quality debt securities, or unrated debt securities, that have poor protection of payment of principal and interest. These securities, commonly referred to as "junk bonds," often are considered to be speculative and involve greater risk of default and of price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty that may follow periods of rising rates. While the market for junk bonds has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the junk bond market, especially during periods of economic recession. The Fund may invest in securities which are of lower quality or are unrated if the Adviser determines that the securities provide the opportunity of meeting the Fund's objective without presenting excessive risk. The Adviser will consider all factors, which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. To the extent that the Fund invests in lower quality securities, achievement of its investment objective may be more dependent on the Adviser's credit analyses than is the case for higher quality bonds. While the Adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

      The market for lower quality securities may be thinner and less active than that for higher quality securities, which can adversely affect the prices at which these securities can be sold. If there is not established retail secondary market and market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing junk bonds than is the case for securities for which external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value these securities, and the Fund's ability to dispose of these lower quality debt securities.

      Lower quality securities present risks based on payment expectations. For example, junk bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a junk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

      Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Adviser's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Adviser attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

WARRANTS are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to the Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser's anticipated price within the life of the warrant.

RIGHTS are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser's anticipated price within the life of the right.

PREFERRED STOCKS are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

FOREIGN SECURITIES are considered only if they are trading in domestic markets such as through the American Depositary Receipts (ADRs), or are directly listed in a domestic market such as the New York Stock Exchange or NASDAQ. An ADR is a receipt for the shares of a foreign-based corporation, held in the vault of a U.S. bank and entitling the shareholder to all dividends and capital gains. A sponsored ADR is issued by a company whose stock will underlie the ADR. The corporation provides financial information to the bank and may subsidize the administration of the ADRs. An unsponsored ADR is issued by a broker/dealer or a depositary bank without the involvement of the company whose stock underlies the ADR. Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.



INVESTMENT COMPANY SECURITIES are shares of other mutual funds. The Fund may temporarily invest in investment company due to adverse market, economic, political or other conditions; to maintain liquidity; or pending selection of investments in accordance with its investment policies. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the "1940 Act"), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly.

      The Fund will engage in futures transactions for hedging purposes only. This means that the Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

      If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

   Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

   Risk of Loss. Although the Fund believes that the use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Advisor's investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

   The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

   Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

      Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Margin Requirements

    The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

   {circle}Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;

   {circle}May be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM; and

   {circle}Are similar to good faith deposits or performance bonds.

   Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements

      In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Liquidity Impact of Margin and SEC Segregation Requirements

      Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


INVESTMENT RESTRICTIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to, the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

      3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

      3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

      4. Options. The Fund will not purchase or sell options, including calls and puts.

      5.  Illiquid  Investments.   The  Fund will not invest 15% or more of its
net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

TEMPORARY DEFENSIVE POSITIONS

      To respond to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies For example, the Fund may hold all or a portion of its assets in money market instruments or money market funds. If the Fund invests in shares of a money market fund or other investment company, the shareholders of that Fund will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective, and the Fund may pay higher commissions as a result of increased portfolio turnover. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.



                            MANAGEMENT OF THE FUND



    The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of July 1, 2004, the Fund is the only series in the "Fund Complex". The mailing address of each trustee and officer is 6 Stacy Court, Parsippany, New Jersey 07054-3347. The Board plans to meet four times a year to review Fund progress and status.

    The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

        POSITION(S)  TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           NUMBER OF     OTHER
         HELD WITH    LENGTH OF  TIME                                                                 PORTFOLIOS DIRECTORSHIPS
          THE FUND         SERVED                                                                       IN FUND     HELD BY
 NAME,                                                                                                  COMPLEX     DIRECTOR
ADDRESS                                                                                               OVERSEEN BY
AND AGE                                                                                                DIRECTOR
Matthew Trustee     Indefinite/____ 2004Investment Strategist and Director, M.D.L. Deutsch and             1          None
D.L.                - present           Company, an investment management company, February 2003 to
Deutsch                                 present; Student, New York University, Economics major, August
                                        2000 to May 2004 Student, Hopewell Valley High School,
Year of                                 Pennington, NJ, September 1997 to June 2000.
Birth:
1981
Jason W.Trustee     Indefinite/____2004 Product Developer, Prime Associates, Inc, a banking software       1          None
Frey                - present           development company,  September 2002 to present; Student,
                                        Stevens Institute of Technology, Hoboken, NJ, September 1997
Year of                                 to May 2002.
Birth:
1979
Jenny   Trustee     Indefinite/____2004 Member, New York Stock Exchange, April 1999 to present.1           1          None
Roberts             - present

Year of
Birth:
1948



1Jenny Roberts is a member of the New York Stock Exchange and leases her seat on the Exchange. She does not work for an entity that is a member of the Exchange.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                      -#-

        POSITION(S)   TERM OF                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               NUMBER OF     OTHER
         HELD WITH   OFFICE AND                                                                       PORTFOLIOS DIRECTORSHIPS
          THE FUND   LENGTH OF                                                                          IN FUND     HELD BY
 NAME,              TIME SERVED                                                                         COMPLEX     DIRECTOR
ADDRESS                                                                                               OVERSEEN BY
AND AGE                                                                                                DIRECTOR
Alfred  President,  Indefinite/ President of the Frank Capital Partners LLC since June 2003; Research      1          None
C.      Trustee     _____ 2004 -Analyst, Manley Asset Management, May 2003 to August 2003; Broker
Frank1              present     Assistant, Hennion & Walsh, a fixed-income brokerage firm, January
                                2002 to April 2002; Computer Consultant, Universal Access Consulting,
Year of                         a computer consulting from, August 1999 to December 1999; Programmer,
Birth:                          Herzog, Heine, Geduld, a NASDAQ market maker, January 1999 - May 1999.
1979
Brian J.Treasurer   Indefinite/ Chief Financial Officer of Frank Capital Partners LLC since June 2003;     1          None
Frank1              _____ 2004 -Intern, Lightyear Capital, a private equity fund, April 2002 to April
                    present     2003; Intern, Public Service Electric and Gas, Utility Company, May
Year of                         2001 to August 2001; Student, New York University, Accounting and
Birth:                          Finance major,  August 2000 to May 2004.
1981

1 Alfred C. Frank and Brian J. Frank are considered "Interested" Trustees as defined in the Investment Company Act of 1940, as amended, because they are affiliated with the Adviser. Alfred Frank and Brian Frank are brothers.


      The Trust's audit committee consists of Matthew D.L. Deutsch, Jason W. Frey and Jenny Roberts. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. None of the audit committee members are "Interested" as defined in the Investment Company Act of 1940, as amended. The audit committee held one meeting prior to the Fund's commencement of operations.

As of July 1, 2004, the Trustees owned the following amounts in the Fund:

NAME OF TRUSTEE OR OFFICERDOLLAR RANGE OF SECURITIES IN THE FUNDAGGREGATE DOLLAR RANGE OF
                                                                   SECURITIES IN TRUST
Alfred C. Frank                         $1-$10,000                     $1-$10,000
Matthew D.L. Deutsch                        $0                             $0
Jason W. Frey                               $0                             $0
Jenny Roberts                               $0                             $0


The following table describes the estimated compensation to be paid to the Trustees for the Trust's first full fiscal year. Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund.


        NAME        AGGREGATE COMPENSATION FROM THE FUNDTOTAL COMPENSATION FROM TRUST
Alfred C. Frank                      $0                              $0
Matthew D.L. Deutsch                $400                            $400
Jason W. Frey                       $400                            $400
Jenny Roberts                       $400                            $400



                                CODE OF ETHICS

      Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and FCP have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and FCP are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

                      DISCLOSURE CONCERNING PROXY VOTING

                        RELATED TO PORTFOLIO SECURITIES

      The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser's (or sub-adviser's) proxy voting policies. The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

   The Adviser's policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Adviser's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

   {circle}electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

   {circle}approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

   {circle}providing  equity-based  compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

   {circle}corporate voting structure - shareholders should  have  voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

   {circle}shareholder rights plans. - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.


   {circle}Other investment companies. - when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

   Information regarding the Fund's proxy voting record during the most recent 12-month period ended June 30 is available at no charge, upon request, by calling 1-800-869-1679. The information also is available on the SEC's website at www.sec.gov.






              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                CONTROL PERSONS



      As of July 1, 2004, 100% of the outstanding shares of the Fund were owned by various members of the Frank family. As of the same date, the following persons were the owners of more than 5% of the outstanding shares of the Fund:

            NAME AND ADDRESS                  FUND      PERCENTAGE OF OWNERSHIP TYPE OF OWNERSHIP
Nadine A. Frank/Alfred E. Frank         Frank Value Fund40.00%                 Record & Beneficial
Brian J. Frank                          Frank Value Fund25.00%                 Record & Beneficial
Matthew V. Frank                        Frank Value Fund20.00%                 Record & Beneficial
Nadine A. Frank Cust. For Maria N. FrankFrank Value Fund8.14%                  Record
Alfred C. Frank                         Frank Value Fund6.85%                  Record & Beneficial

      Shareholders owning more than 25% of the shares of the Fund are considered to "control" the Fund as that term is defined under the Investment Company Act of 1940, as amended. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that the persons listed above will no longer control the Fund.

                             MANAGEMENT OWNERSHIP



      As of July 1, 2004, all officers and trustees as a group own 31.85% of the outstanding shares of the Fund.



                    INVESTMENT ADVISORY AND OTHER SERVICES

                              INVESTMENT ADVISER



      The trustees selected Frank Capital Partners LLC (the "Adviser" or "FCP") as the adviser to the Fund. Alfred C. Frank owns 50% of FCP and acts as its President and Portfolio Manager. Brian J. Frank owns 50% of FCP and acts as its Chief Financial Officer and Portfolio Manager.



      Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.



      The Agreement will continue for an initial term of two years, and on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Trustees of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval.

      Under the terms of the Agreement, FCP will furnish investment advice to the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to FCP. In the event of its assignment, the Agreement will terminate automatically.



      The Adviser retains the right to use the name "Frank" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Frank" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      On June 24, 2004, the Fund's Board of Trustees approved the Agreement with FCP. As to the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the Adviser's investment philosophy. Representatives of the Adviser explained the merits of their value investing philosophy and their ability to identify undervalued securities. The Board concluded that Adviser's methods were consistent with the Fund's goal of long-term capital appreciation. The Trustees also reviewed the Adviser's Brochure (Part II of Form ADV), which described the operations and policies of the Adviser, as well as the resumes of the portfolio managers. The Trustee then reviewed financial information of the Adviser and each portfolio manager and dismissed the Adviser's ability to meet its obligations under the Agreement. Mr. Alfred Frank and Mr. Brian Frank each stated that they would personally guarantee that the Adviser's obligations under the Agreement would be met. Based on this information, the Trustees concluded that the Adviser has the ability to provide high quality advisory services to the Fund. The Trustees reviewed the terms of the Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board's expectations. As to the performance of the Adviser, the Trustees reviewed the performance of a partnership managed by the portfolio managers from October 2002 until October 2003, as well as the Adviser's list of recommended securities since 2002. The Trustees discussed with the portfolio managers the performance of the partnership as well as the recommended securities and concluded that the portfolio managers had performed well in the past and could adequately manage the Fund's portfolio. As a newly formed mutual fund, there was no Fund performance for the Board to consider. [] As to the costs of the services to be provided and profits to be realized by the Adviser, the Board reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives. The Board considered the fact that FCP will pay all expenses of the Fund. The Board reviewed a projected budget for the Fund's expenses, which described the expected profit and loss to the Adviser at various asset levels. The Board considered the fact that the Fund would likely be relatively small for the foreseeable future, and that a fixed expense arrangement would benefit the shareholders. The Board acknowledged that any economies of scale would not benefit the Adviser for some time. It was the consensus of the Trustees that the propsed fees were reasonable and that approval of the Agreement would be in the best interests of the Fund and its shareholders.



                                   CUSTODIAN

        U.S. Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                 FUND SERVICES

        Mutual Shareholder Services, LLC. ("MSS"), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for these transfer agency services.

      In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund. . These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

The Fund will receive a discount ranging from 10-60% depending on the net assets of the Fund until the Fund reaches $11 million in assets. In addition, for the first twelve months of operation, MSS will offer the Fund an additional monthly discount on transfer agency and fund accounting services.

                             INDEPENDENT AUDITORS

        The firm of Sanville & Company, Certified Public Accountants, 1514 Old York Road, Abington, Pennsylvania 19001, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2005. Sanville & Company performs an annual audit of the Fund's financial statements and provides financial, tax and accounting services as requested.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES



      Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.








                  PURCHASE, REDEMPTION, AND PRICING OF SHARES

PURCHASE OF SHARES

      Investors may only purchase Fund shares after receipt of a current prospectus and by filling out and submitting an application supplied by the Fund.

PRICING OF SHARES



      The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. For a description of the methods used to determine the net asset value, see "How We Determine Net Asset Value" in the prospectus.


      Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

    Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.





                               TAX CONSEQUENCES

      Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security's purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund's earnings after taxes would still be taxable as received by shareholders. The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on "qualifying dividends" to 15% (5% for those in 10% or 15% income tax bracket). The Fund may invest in companies that pay "qualifying dividends." Investors in Frank Value Fund may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Fund.

      Tax Distribution: The Fund's distributions (capital gains & dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

      Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

                             TAXATION OF THE FUND

      The Fund intends to qualify under Subchapter M of the Internal Revenue Code. If the Fund does not qualify under Subchapter M, it would be liable for federal income tax on its capital gains and net investment income currently distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund.



                             FINANCIAL STATEMENTS

                            FRANK VALUE FUND
                       A SERIES OF THE FRANK FUNDS
                   Statement of Assets and Liabilities
                              June 30, 2004




ASSETS
   Cash, at custodian bank                                  $ 100,000


LIABILITIES                                                      -

         Net Assets                                         $ 100,000


Net Assets Consist Of:
Shares of beneficial interest, unlimited authorized shares
10,000 shares issued and outstanding                        $ 100,000

         Net Assets                                        $  100,000

Net asset value per share (based on  shares of beneficial
   interest issued and outstanding)                         $   10.00





















The accompanying notes are an integral part of this financial statement.



                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Trustees of the Frank Value Fund
  A Series of the Frank Funds

We have audited the accompanying statement of assets and liabilities of the Frank Value Fund, ("the "Fund") a series of the Frank Funds (the "Trust") as of June 30, 2004. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Frank Value Fund, a series of the Frank Funds, as of June 30, 2004, in conformity with accounting principles generally accepted in the United States of America.




Abington, Pennsylvania    /s/ Sanville & Company
 July 6, 2004         Certified Public Accountants












FRANK VALUE FUND
                          A SERIES OF THE FRANK FUNDS
                         NOTES TO FINANCIAL STATEMENT
                                 June 30, 2004


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization: Frank Value Fund (the "Fund") is a non-diversified series of the Frank Funds (the "Trust"), an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.

     The Fund's investment objective is long-term capital appreciation. The Fund's principal investment strategy is value investing. The Fund has had no operations to date other than matters relating to its organizational matters and the sale of 10,000 shares of beneficial interest to its shareholders, all of whom are affiliated with the Fund's adviser, Frank Capital Partners LLC (the "Adviser"), as members of the Frank family, as indicated below:

                                             Value Shares
            NAME              Relationship*   Purchased  Shares Purchased
Nadine & Alfred E. Frank     Parents           $40,000        4,000
Brian J. Frank               Interested party   25,000        2,500
Matthew V. Frank             Brother            20,000        2,000
Nadine Frank Cust Maria FrankCust A/C sister     8,140           814**
Alfred C. Frank              Interested party    6,860           686**

* Relationship to Alfred C. Frank and Brian Frank, partners of Frank Capital Partners LLC, the Fund's investment adviser.
**   Rounded

     Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to


                                FRANK VALUE FUND
                          A SERIES OF THE FRANK FUNDS
                   NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                 June 30, 2004


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Financial Futures Contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     Federal Income Taxes:The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

     Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

           Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.
                                FRANK VALUE FUND
                          A SERIES OF THE FRANK FUNDS
                   NOTES TO FINANCIAL STATEMENT (CONTINUED)
                                 June 30, 2004


2.   MANAGEMENT AGREEMENT

     The Fund has a management agreement with the Adviser to furnish investment advisory and management services to the Fund. Alfred C. Frank, an officer and Trustee of the Trust, and Brian J. Frank, an officer of the Trust, are affiliates of the Adviser. The Adviser will also pay all of the ordinary operating expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.50%.

3.    ORGANIZATIONAL EXPENSES

     The Adviser has agreed to absorb all initial organizational expenses of the Fund.




                          PART C - OTHER INFORMATION

      Item 23.    Exhibits



      (a)   Articles   of  Incorporation  -  Declaration  of  Trust  is  hereby
incorporated by reference to the Registration Statement.

      (b) By-Laws - By-laws are hereby incorporated by reference to the Registration Statement.



      (c) Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.



      (d) Investment Advisory Contract - Management Agreement is filed herewith.



      (e)   Underwriting Contracts - None

      (f)   Bonus or Profit Sharing Contracts - None

      (g)Custodian Agreements - Custody Agreement is filed herewith.



      (h)   Other Material Contracts - None.



      (i)   Legal Opinion - Opinion and Consent is filed herewith.

      (j)   Other Opinions - Consent of Auditor is filed herewith.



      (k)   Omitted Financial Statements - None



      (l)   Initial   Capital   Agreements  -  Investment  Letters  of  Initial
Shareholders are filed herewith.



      (m)   Rule 12b-1 Plan - None

      (n)   Rule 18f-3 Plan - None

      (o)   Reserved



      (p) Code of Ethics - Code of Ethics of the Registrant and the Adviser is filed herewith.

      (q) Powers of Attorney - Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and Officers of the Registrant are filed herewith.



      Item 24.    Persons Controlled by or Under Common Control With the Fund



       As of July 1, 2004, Brian J. Frank owned 25% of the outstanding shares of the Registrant and may be deemed to control the Registrant. Mr. Frank also owns a controlling interest in the Adviser. As a result, the Registrant and the Advisee may be deemed to be under the common control of Mr. Frank.



      Item 25.    Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this
Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 26.    Business and Other Connections of the Investment Adviser

      None.

      Item 27.    Principal Underwriters

      None.

      Item 28.    Location of Accounts and Records

      All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, U.S. Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.


      Item 29.    Management Services

      None.

      Item 30.    Undertakings

      None

                                  SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Frank Funds has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and State of New Jersey, on the 12th day of July, 2004.

                                    Frank Funds


                                    /s/JoAnn M. Strasser
                                    By JoAnn M. Strasser,
                                           Attorney-in -Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Alfred C. Frank,* Trustee and President

Matthew D.L. Deutsch,* Trustee

Jason W. Frey,* Trustee

Jenny Roberts,* Trustee

Brian J. Frank,* Trustee            *By: /s/ JoAnn M. Strasser
                                           JoAnn M. Strasser,
                                           Attorney-in-Fact
                                           July 12, 2004

                                 Exhibit Index

1.    Management Agreement                                         Ex-99.23.d
2.    Custody Agreement s                                          Ex-99.23.g
3.    Legal Opinion and Consent                                    Ex-99.23.i
4.    Consent of Auditors                                          Ex-99.23.j
5.    Investment Letters of Initial Shareholders                   Ex-99.23.l
6.    Code of Ethics                                               Ex-99.23.p
7.    Powers of Attorney                                           Ex-99.23.q




                                      -#-